Document and Entity Information shares in Thousands	12 Months Ended
Dec. 31, 2023 shares
Entity Addresses [Line Items]
Entity Registrant Name	SatixFy Communications Ltd.
Entity Central Index Key	0001915403
Document Type	20-F
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Common Stock, Shares Outstanding	83,114,193
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Entity Interactive Data Current	Yes
Entity Incorporation, State or Country Code	L3
Entity File Number	001-41544
Entity Address, Address Line One	12 Hamada St
Entity Address, City or Town	Rehovot
Entity Address, Postal Zip Code	670315
Entity Address, Country	IL
Title of 12(b) Security	Ordinary Shares, no par value
Trading Symbol	SATX
Security Exchange Name	NYSE
Document Accounting Standard	International Financial Reporting Standards
Document Registration Statement	false
Auditor Firm ID	1185
Auditor Location	Tel-Aviv, Israel
Auditor Name	Ziv Haft
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1633 Broadway
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10019
Contact Personnel Name	Oded Har-Even, Esq.
Entity Address, State or Province	NY
City Area Code	212
Local Phone Number	660.3000
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	28 HaArba’a St. HaArba’a Towers,
Entity Address, Postal Zip Code	6473925
Contact Personnel Name	Reut Alfiah, Adv.
Entity Address, State or Province	NY
City Area Code	972
Local Phone Number	74.758.0480